Investment securities (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	May 31, 2014	Mar. 31, 2014	Oct. 31, 2014	Aug. 10, 2010
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment	$ 309	$ 0	$ 1,299
Gains (losses) on sale of securities, net	10,471	(8)	648
Corporate Convertible Bonds [Member]
Security Owned Not Readily Marketable [Line Items]
Purchase Of Corporate Convertible Bonds								1,620,000
Proceeds From Sale Of Bond				5,431
Debt Instrument, Convertible, Conversion Ratio				0.6020
Gains (losses) on sale of securities, net				645
L Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments					14,743
Gains (losses) on sale of securities, net					10,743
S Company [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds from Sale, Maturity and Collection of Investments						4,948
Gains (losses) on sale of securities, net						(241)
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Proceeds From Capital Reduction Of Investments							1,168
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment	309
Eturbotouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment			$ 238